Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Class A Ordinary Shares
Reconciliation of Net Income (Loss) per Ordinary Share
The Company’s net income (loss) is adjusted for the portion of income that is attributable to Class A ordinary shares subject to redemption, as these shares only participate in the earnings of the Trust Account (less applicable taxes) and not the income or losses of the Company. Accordingly, basic and diluted loss per Class A ordinary shares is calculated as follows:

	For the three months ended March 31,
	2019	2018
Interest income	$1,125,994	$329,261
Net income available to holders of Class A ordinary shares	$1,125,994	$329,261
Net income	$(461,734)	$290,990
Less: Income attributable to Class A ordinary shares	(1,125,994)	(329,261)
Net loss attributable to holders of Class B ordinary shares	$(1,587,728)	$(38,271)
Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,000,000	10,000,000
Basic and diluted net income per share, Class A	$0.06	$0.03
Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,000,000	5,000,000
Basic and diluted net loss per share, Class B	$(0.32)	$(0.01)

Reconciliation of Net Income (Loss) per Ordinary Share
The Company’s net income (loss) is adjusted for the portion of income that is attributable to Class A ordinary shares subject to redemption, as these shares only participate in the earnings of the Trust Account (less applicable taxes) and not the income or losses of the Company. Accordingly, basic and diluted loss per Class A ordinary shares is calculated as follows:

	For the Year Ended December 31, 2018	For the period from November 29, 2017 (inception) through December 31, 2017
Interest income	$3,081,753	$—
Expenses available to be paid with interest income from Trust	—	—
Net income available to holders of Class A ordinary shares	3,081,753	—
Net income (loss)	$2,595,287	$(8,819)
Less: Income attributable to Class A ordinary shares	(3,081,753)	—
Net income (loss) attributable to holders of Class B ordinary shares	$(486,466)	$(8,819)
Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,000,000	—
Basic and diluted net income per share, Class A	$0.15	$—
Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,000,000	5,000,000
Basic and diluted net loss per share, Class B	$(0.10)	$—